Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total assets	$ 5,768,695	$ 4,798,585
Advances from affiliates	7,960	4,153
Cash and cash equivalents (note 15a)	215,738	92,069	$ 206,762	$ 160,221
LNG segment
Segment Reporting Information [Line Items]
Total assets	4,579,577	4,449,598
NGL segment
Segment Reporting Information [Line Items]
Total assets	973,380	252,765
Cash and cash equivalents
Segment Reporting Information [Line Items]
Cash and cash equivalents (note 15a)	215,738	92,069
Advances to affiliates
Segment Reporting Information [Line Items]
Advances from affiliates	$ 0	$ 4,153